CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents		$ 12,872	$ 24,128
Accounts receivable, net of allowance for credit losses of $389 and $306 thousands as of December 31, 2021 and December 31, 2020 respectively		13,887	11,355
Inventory, net	[1]	41,003	41,223
Other current assets and prepaid expenses		4,219	2,737
Total current assets		71,981	79,443
NON-CURRENT ASSETS:
Restricted deposit		343	176
Investment in affiliates		695	771
Funds in respect of employee rights upon retirement		1,157	1,186
Deferred income taxes		1,252	566
Property, plant and equipment, net		30,462	25,737
Operating lease right of use assets		3,114	6,767
Intangible assets, net		1,829	1,475
Total non-current assets		38,852	36,678
Total assets		110,833	116,121
CURRENT LIABILITIES:
Current maturities of long-term loans		691	1,477
Credit line from bank		6,008	3,000
Accounts payable		9,093	12,222
Accrued expenses		6,959	6,691
Operating lease liabilities		1,169	1,614
Provision for restructuring plan		657
Liabilities belong to discontinued operation			179
Total current liabilities		24,577	25,183
NON-CURRENT LIABILITIES:
Long-term loans		5,979	3,489
Liability in respect of employee rights upon retirement		1,504	1,410
Operating lease liabilities		1,989	5,758
Total non-current liabilities		9,472	10,657
COMMITMENTS AND CONTINGENCIES (NOTE 15)
Total liabilities		34,049	35,840
EQUITY:
Ordinary shares of NIS 0.9 par value: Authorized: 13,000,000 shares at December 31, 2021 and at December 31, 2020; Issued: 9,149,169 shares at December 31, 2021 and at December 31, 2020; Outstanding: 8,874,696 shares at December 31, 2021 and at December 31, 2020		2,809	2,809
Additional paid-in capital		65,871	65,711
Treasury shares, at cost, 274,473 shares at December 31, 2021 and 2020		(2,088)	(2,088)
Accumulated other comprehensive income		33	128
Retained earnings		10,159	13,721
Total shareholders' equity		76,784	80,281
Total liabilities and shareholders' equity		$ 110,833	$ 116,121

[1]	The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2021 and 2020 were $8,623 and $9,183, respectively.